FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Years Ended December 31, 2024 and 2023

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and

Contract Owners of TFLIC Separate Account B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise TFLIC Separate Account B (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts

TA S&P 500 Index Initial Class (1)	Vanguard® International (1)

Vanguard® Balanced (1)	Vanguard® Mid-Cap Index (1)

Vanguard® Capital Growth (1)	Vanguard® Moderate Allocation (1)

Vanguard® Conservative Allocation (1)	Vanguard® Money Market (1)

Vanguard® Diversified Value (1)	Vanguard® Real Estate Index (1)

Vanguard® Equity Income (1)	Vanguard® Short-Term Investment Grade (1)

Vanguard® Equity Index (1)	Vanguard® Small Company Growth (1)

Vanguard® Global Bond Index (1)	Vanguard® Total Bond Market Index (1)

Vanguard® Growth (1)	Vanguard® Total International Stock Market Index (1)

Vanguard® High Yield Bond (1)	Vanguard® Total Stock Market Index (1)

(1) Statements of operations and changes in net assets for the year ended December 31, 2024

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of TFLIC Separate Account B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of TFLIC Separate Account B indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of TFLIC Separate Account B as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

TA S&P 500 Index Initial Class (2)	Vanguard® International (1)
Vanguard® Balanced (1)	Vanguard® Mid-Cap Index (1)
Vanguard® Capital Growth (1)	Vanguard® Moderate Allocation (1)
Vanguard® Conservative Allocation (1)	Vanguard® Money Market (1)
Vanguard® Diversified Value (1)	Vanguard® Real Estate Index (1)
Vanguard® Equity Income (1)	Vanguard® Short-Term Investment Grade (1)
Vanguard® Equity Index (1)	Vanguard® Small Company Growth (1)
Vanguard® Global Bond Index (1)	Vanguard® Total Bond Market Index (1)
Vanguard® Growth (1)	Vanguard® Total International Stock Market Index (1)
Vanguard® High Yield Bond (1)	Vanguard® Total Stock Market Index (1)

(1)  Statements of operations and changes in net assets for the years ended December 31, 2023 and 2022

(2)  Statements of operations and changes in net assets for the year ended December 31, 2023 and the period May 2, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of TFLIC Separate Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of TFLIC Separate Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian or the investee mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of TFLIC Separate Account B since 2014.

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA S&P 500 Index Initial Class	607,252.812	$ 13,218,533	$ 14,853,404	$2	$ 14,853,406	1,011,738	$ 14.681072	$ 14.681072
Vanguard® Balanced	6,105,123.407	140,008,973	151,223,907	16	151,223,923	842,779	179.434865	179.434865
Vanguard® Capital Growth	1,749,240.233	72,223,469	89,106,297	(3)	89,106,294	733,889	121.416627	121.416627
Vanguard® Conservative Allocation	1,174,334.861	29,590,030	29,276,168	(15)	29,276,153	723,258	40.478173	40.478173
Vanguard® Diversified Value	2,231,139.918	32,676,862	37,148,480	18	37,148,498	521,929	71.175449	71.175449
Vanguard® Equity Income	2,831,748.584	64,728,686	70,963,620	7	70,963,627	403,621	175.817419	175.817419
Vanguard® Equity Index	3,033,892.367	139,177,811	218,864,995	1	218,864,996	836,520	261.637340	261.637340
Vanguard® Global Bond Index	556,494.196	11,531,434	10,245,058	5	10,245,063	484,541	21.143831	21.143831
Vanguard® Growth	2,850,056.333	75,209,961	95,875,895	1	95,875,896	634,760	151.042803	151.042803
Vanguard® High Yield Bond	3,482,402.950	25,888,813	25,769,782	(1)	25,769,781	578,326	44.559298	44.559298
Vanguard® International	2,944,797.806	83,723,135	75,386,824	59	75,386,883	932,173	80.872212	80.872212
Vanguard® Mid-Cap Index	2,288,812.249	52,722,632	61,431,721	13	61,431,734	545,858	112.541691	112.541691
Vanguard® Moderate Allocation	1,181,757.224	34,185,337	36,339,035	(21)	36,339,014	711,925	51.043321	51.043321
Vanguard® Money Market	77,990,512.169	77,990,512	77,990,512	(13)	77,990,499	35,311,405	2.208649	2.208649
Vanguard® Real Estate Index	2,434,763.079	29,955,710	28,584,119	8	28,584,127	337,752	84.630476	84.630476
Vanguard® Short-Term Investment Grade	5,180,683.457	54,609,529	53,982,722	(17)	53,982,705	2,421,596	22.292204	22.292204
Vanguard® Small Company Growth	3,388,734.453	64,681,627	66,114,209	(8)	66,114,201	455,440	145.165455	145.165455
Vanguard® Total Bond Market Index	7,330,427.469	85,204,790	76,676,271	(43)	76,676,228	1,889,731	40.575207	40.575207
Vanguard® Total International Stock Market Index	936,224.204	20,099,524	20,016,473	26	20,016,499	756,259	26.467771	26.467771
Vanguard® Total Stock Market Index	3,294,023.405	141,414,549	184,992,354	(25)	184,992,329	2,031,205	91.075149	91.075149

See accompanying notes.	5

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA S&P 500 Index Initial Class Subaccount	Vanguard® Balanced Subaccount	Vanguard® Capital Growth Subaccount	Vanguard® Conservative Allocation Subaccount

Net Assets as of December 31, 2022:	$1,154,141	$139,020,340	$69,152,957	$29,065,405

Investment Income:
Reinvested Dividends	57,599	2,939,681	808,253	581,230
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,732	380,171	204,855	78,957

Net Investment Income (Loss)	48,867	2,559,510	603,398	502,273

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	68,176	5,696,856	3,893,931	752,285
Realized Gain (Loss) on Investments	272,483	184,997	1,945,826	(327,125)

Net Realized Capital Gains (Losses) on Investments	340,659	5,881,853	5,839,757	425,160
Net Change in Unrealized Appreciation (Depreciation)	243,709	10,158,552	12,196,552	2,464,319

Net Gain (Loss) on Investment	584,368	16,040,405	18,036,309	2,889,479

Net Increase (Decrease) in Net Assets Resulting from Operations	633,235	18,599,915	18,639,707	3,391,752

Increase (Decrease) in Net Assets from Contract Transactions	3,516,687	(12,570,592)	(1,922,732)	(2,177,570)

Total Increase (Decrease) in Net Assets	4,149,922	6,029,323	16,716,975	1,214,182

Net Assets as of December 31, 2023:	$5,304,063	$145,049,663	$85,869,932	$30,279,587

Investment Income:
Reinvested Dividends	126,203	3,476,700	993,965	852,973
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,537	408,120	243,842	83,529

Net Investment Income (Loss)	95,666	3,068,580	750,123	769,444

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	253,232	7,519,438	1,816,822	722,986
Realized Gain (Loss) on Investments	530,372	1,006,516	3,895,222	(446,942)

Net Realized Capital Gains (Losses) on Investments	783,604	8,525,954	5,712,044	276,044
Net Change in Unrealized Appreciation (Depreciation)	1,367,569	8,570,575	4,378,949	1,095,072

Net Gain (Loss) on Investment	2,151,173	17,096,529	10,090,993	1,371,116

Net Increase (Decrease) in Net Assets Resulting from Operations	2,246,839	20,165,109	10,841,116	2,140,560

Increase (Decrease) in Net Assets from Contract Transactions	7,302,504	(13,990,849)	(7,604,754)	(3,143,994)

Total Increase (Decrease) in Net Assets	9,549,343	6,174,260	3,236,362	(1,003,434)

Net Assets as of December 31, 2024:	$14,853,406	$151,223,923	$89,106,294	$29,276,153

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Vanguard® Diversified Value Subaccount	Vanguard® Equity Income Subaccount	Vanguard® Equity Index Subaccount	Vanguard® Global Bond Index Subaccount

Net Assets as of December 31, 2022:	$31,479,097	$72,479,592	$159,409,086	$12,288,191

Investment Income:
Reinvested Dividends	462,462	1,856,312	2,473,384	235,491
Investment Expense:
Mortality and Expense Risk and Administrative Charges	87,109	181,068	467,870	33,059

Net Investment Income (Loss)	375,353	1,675,244	2,005,514	202,432

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,757,926	3,629,253	5,477,982	20,516
Realized Gain (Loss) on Investments	(261,916)	1,312,850	10,946,764	(170,280)

Net Realized Capital Gains (Losses) on Investments	1,496,010	4,942,103	16,424,746	(149,764)
Net Change in Unrealized Appreciation (Depreciation)	4,029,691	(1,696,657)	21,604,524	659,466

Net Gain (Loss) on Investment	5,525,701	3,245,446	38,029,270	509,702

Net Increase (Decrease) in Net Assets Resulting from Operations	5,901,054	4,920,690	40,034,784	712,134

Increase (Decrease) in Net Assets from Contract Transactions	(2,961,745)	(9,044,083)	(14,067,496)	(934,559)

Total Increase (Decrease) in Net Assets	2,939,309	(4,123,393)	25,967,288	(222,425)

Net Assets as of December 31, 2023:	$34,418,406	$68,356,199	$185,376,374	$12,065,766

Investment Income:
Reinvested Dividends	569,256	2,071,006	2,641,244	346,820
Investment Expense:
Mortality and Expense Risk and Administrative Charges	100,698	192,417	557,608	31,323

Net Investment Income (Loss)	468,558	1,878,589	2,083,636	315,497

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,057,557	4,365,796	7,551,147	12,909
Realized Gain (Loss) on Investments	2,869,439	527,763	9,673,197	(335,396)

Net Realized Capital Gains (Losses) on Investments	4,926,996	4,893,559	17,224,344	(322,487)
Net Change in Unrealized Appreciation (Depreciation)	(443,441)	2,966,729	24,905,878	201,000

Net Gain (Loss) on Investment	4,483,555	7,860,288	42,130,222	(121,487)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,952,113	9,738,877	44,213,858	194,010

Increase (Decrease) in Net Assets from Contract Transactions	(2,222,021)	(7,131,449)	(10,725,236)	(2,014,713)

Total Increase (Decrease) in Net Assets	2,730,092	2,607,428	33,488,622	(1,820,703)

Net Assets as of December 31, 2024:	$37,148,498	$70,963,627	$218,864,996	$10,245,063

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Vanguard® Growth Subaccount	Vanguard® High Yield Bond Subaccount	Vanguard® International Subaccount	Vanguard® Mid-Cap Index Subaccount

Net Assets as of December 31, 2022:	$52,951,545	$25,173,412	$75,384,967	$56,675,166

Investment Income:
Reinvested Dividends	153,640	1,244,883	1,234,468	807,989
Investment Expense:
Mortality and Expense Risk and Administrative Charges	176,207	67,034	217,741	149,163

Net Investment Income (Loss)	(22,567)	1,177,849	1,016,727	658,826

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,661,884	1,013,956
Realized Gain (Loss) on Investments	(1,333,576)	(403,925)	719,919	829,557

Net Realized Capital Gains (Losses) on Investments	(1,333,576)	(403,925)	3,381,803	1,843,513
Net Change in Unrealized Appreciation (Depreciation)	22,968,268	1,950,777	6,045,884	5,565,735

Net Gain (Loss) on Investment	21,634,692	1,546,852	9,427,687	7,409,248

Net Increase (Decrease) in Net Assets Resulting from Operations	21,612,125	2,724,701	10,444,414	8,068,074

Increase (Decrease) in Net Assets from Contract Transactions	319,568	(2,031,166)	(4,611,457)	(6,502,174)

Total Increase (Decrease) in Net Assets	21,931,693	693,535	5,832,957	1,565,900

Net Assets as of December 31, 2023:	$74,883,238	$25,866,947	$81,217,924	$58,241,066

Investment Income:
Reinvested Dividends	245,632	1,452,752	1,009,852	839,295
Investment Expense:
Mortality and Expense Risk and Administrative Charges	240,732	70,003	218,395	163,269

Net Investment Income (Loss)	4,900	1,382,749	791,457	676,026

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,673,224	699,479
Realized Gain (Loss) on Investments	2,649,774	(222,523)	3,025,412	1,051,017

Net Realized Capital Gains (Losses) on Investments	2,649,774	(222,523)	5,698,636	1,750,496
Net Change in Unrealized Appreciation (Depreciation)	21,767,265	373,165	398,633	5,790,690

Net Gain (Loss) on Investment	24,417,039	150,642	6,097,269	7,541,186

Net Increase (Decrease) in Net Assets Resulting from Operations	24,421,939	1,533,391	6,888,726	8,217,212

Increase (Decrease) in Net Assets from Contract Transactions	(3,429,281)	(1,630,557)	(12,719,767)	(5,026,544)

Total Increase (Decrease) in Net Assets	20,992,658	(97,166)	(5,831,041)	3,190,668

Net Assets as of December 31, 2024:	$95,875,896	$25,769,781	$75,386,883	$61,431,734

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Vanguard® Moderate Allocation Subaccount	Vanguard® Money Market Subaccount	Vanguard® Real Estate Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount

Net Assets as of December 31, 2022:	$33,221,962	$68,475,514	$32,603,739	$52,803,017

Investment Income:
Reinvested Dividends	715,763	3,525,141	786,506	1,093,540
Investment Expense:
Mortality and Expense Risk and Administrative Charges	98,807	191,826	83,970	136,903

Net Investment Income (Loss)	616,956	3,333,315	702,536	956,637

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,140,822	810	1,483,795	-
Realized Gain (Loss) on Investments	(278,886)	-	(986,624)	(406,780)

Net Realized Capital Gains (Losses) on Investments	861,936	810	497,171	(406,780)
Net Change in Unrealized Appreciation (Depreciation)	3,726,353	-	2,198,170	2,376,636

Net Gain (Loss) on Investment	4,588,289	810	2,695,341	1,969,856

Net Increase (Decrease) in Net Assets Resulting from Operations	5,205,245	3,334,125	3,397,877	2,926,493

Increase (Decrease) in Net Assets from Contract Transactions	3,494,321	(1,391,760)	(3,178,117)	(4,224,250)

Total Increase (Decrease) in Net Assets	8,699,566	1,942,365	219,760	(1,297,757)

Net Assets as of December 31, 2023:	$41,921,528	$70,417,879	$32,823,499	$51,505,260

Investment Income:
Reinvested Dividends	1,004,266	3,726,770	1,010,305	1,816,556
Investment Expense:
Mortality and Expense Risk and Administrative Charges	108,647	199,921	83,037	142,825

Net Investment Income (Loss)	895,619	3,526,849	927,268	1,673,731

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	816,579	-	852,305	-
Realized Gain (Loss) on Investments	866,147	-	(556,006)	(263,534)

Net Realized Capital Gains (Losses) on Investments	1,682,726	-	296,299	(263,534)
Net Change in Unrealized Appreciation (Depreciation)	1,306,330	-	55,359	996,066

Net Gain (Loss) on Investment	2,989,056	-	351,658	732,532

Net Increase (Decrease) in Net Assets Resulting from Operations	3,884,675	3,526,849	1,278,926	2,406,263

Increase (Decrease) in Net Assets from Contract Transactions	(9,467,189)	4,045,771	(5,518,298)	71,182

Total Increase (Decrease) in Net Assets	(5,582,514)	7,572,620	(4,239,372)	2,477,445

Net Assets as of December 31, 2024:	$36,339,014	$77,990,499	$28,584,127	$53,982,705

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Vanguard® Small Company Growth Subaccount	Vanguard® Total Bond Market Index Subaccount	Vanguard® Total International Stock Market Index Subaccount	Vanguard® Total Stock Market Index Subaccount

Net Assets as of December 31, 2022:	$60,933,802	$83,675,086	$18,209,951	$131,291,194

Investment Income:
Reinvested Dividends	262,084	1,988,828	573,648	1,650,786
Investment Expense:
Mortality and Expense Risk and Administrative Charges	169,734	218,623	54,011	385,565

Net Investment Income (Loss)	92,350	1,770,205	519,637	1,265,221

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	240,215	8,045,486
Realized Gain (Loss) on Investments	(3,142,367)	(1,879,576)	55,821	4,036,202

Net Realized Capital Gains (Losses) on Investments	(3,142,367)	(1,879,576)	296,036	12,081,688
Net Change in Unrealized Appreciation (Depreciation)	14,236,090	4,223,013	1,980,384	19,538,836

Net Gain (Loss) on Investment	11,093,723	2,343,437	2,276,420	31,620,524

Net Increase (Decrease) in Net Assets Resulting from Operations	11,186,073	4,113,642	2,796,057	32,885,745

Increase (Decrease) in Net Assets from Contract Transactions	(6,747,345)	(7,209,509)	809,095	(7,646,356)

Total Increase (Decrease) in Net Assets	4,438,728	(3,095,867)	3,605,152	25,239,389

Net Assets as of December 31, 2023:	$65,372,530	$80,579,219	$21,815,103	$156,530,583

Investment Income:
Reinvested Dividends	362,394	2,211,385	651,086	2,144,060
Investment Expense:
Mortality and Expense Risk and Administrative Charges	179,763	214,070	57,180	473,712

Net Investment Income (Loss)	182,631	1,997,315	593,906	1,670,348

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	110,510	11,754,555
Realized Gain (Loss) on Investments	(2,960,923)	(1,239,525)	38,698	7,653,636

Net Realized Capital Gains (Losses) on Investments	(2,960,923)	(1,239,525)	149,208	19,408,191
Net Change in Unrealized Appreciation (Depreciation)	9,726,057	(35,864)	295,233	15,026,513

Net Gain (Loss) on Investment	6,765,134	(1,275,389)	444,441	34,434,704

Net Increase (Decrease) in Net Assets Resulting from Operations	6,947,765	721,926	1,038,347	36,105,052

Increase (Decrease) in Net Assets from Contract Transactions	(6,206,094)	(4,624,917)	(2,836,951)	(7,643,306)

Total Increase (Decrease) in Net Assets	741,671	(3,902,991)	(1,798,604)	28,461,746

Net Assets as of December 31, 2024:	$66,114,201	$76,676,228	$20,016,499	$184,992,329

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2024

1. Organization

TFLIC Separate Account B (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Vanguard Variable Annuity Plan (NY).

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
Vanguard® Variable Insurance Fund:	Vanguard® Variable Insurance Fund:
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Small Company Growth	Vanguard® Small Company Growth Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA S&P 500 Index Initial Class	May 2, 2022

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales

TA S&P 500 Index Initial Class	$10,563,705	$2,912,304

Vanguard® Balanced	16,583,507	19,986,345

Vanguard® Capital Growth	7,162,799	12,200,600

Vanguard® Conservative Allocation	5,073,861	6,725,423

Vanguard® Diversified Value	6,780,262	6,476,170

Vanguard® Equity Income	8,830,325	9,717,387

Vanguard® Equity Index	18,417,491	19,507,953

Vanguard® Global Bond Index	967,314	2,653,617

Vanguard® Growth	12,539,233	15,963,612

Vanguard® High Yield Bond	2,912,243	3,160,051

Vanguard® International	6,179,850	15,434,939

Vanguard® Mid-Cap Index	5,704,546	9,355,587

Vanguard® Moderate Allocation	5,017,309	12,772,298

Vanguard® Money Market	32,580,913	25,008,216

Vanguard® Real Estate Index	3,669,187	7,407,912

Vanguard® Short-Term Investment Grade	11,085,692	9,340,778

Vanguard® Small Company Growth	5,156,379	11,179,847

Vanguard® Total Bond Market Index	6,707,876	9,335,472

Vanguard® Total International Stock Market Index	4,820,863	6,953,399

Vanguard® Total Stock Market Index	26,031,639	20,250,030

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA S&P 500 Index Initial Class	771,810	(209,818)	561,992	578,178	(251,495)	326,683

Vanguard® Balanced	33,285	(116,015)	(82,730)	36,485	(122,365)	(85,880)

Vanguard® Capital Growth	37,521	(103,537)	(66,016)	46,015	(68,330)	(22,315)

Vanguard® Conservative Allocation	89,522	(168,164)	(78,642)	76,469	(138,273)	(61,804)

Vanguard® Diversified Value	61,250	(93,377)	(32,127)	38,943	(91,975)	(53,032)

Vanguard® Equity Income	14,321	(57,065)	(42,744)	26,292	(90,170)	(63,878)

Vanguard® Equity Index	35,325	(80,933)	(45,608)	34,506	(106,464)	(71,958)

Vanguard® Global Bond Index	29,603	(125,738)	(96,135)	25,672	(73,228)	(47,556)

Vanguard® Growth	94,486	(117,986)	(23,500)	115,766	(108,042)	7,724

Vanguard® High Yield Bond	34,451	(72,388)	(37,937)	37,392	(89,037)	(51,645)

Vanguard® International	32,177	(191,810)	(159,633)	58,450	(125,414)	(66,964)

Vanguard® Mid-Cap Index	40,131	(88,180)	(48,049)	33,373	(107,095)	(73,722)

Vanguard® Moderate Allocation	63,407	(255,101)	(191,694)	163,612	(85,216)	78,396

Vanguard® Money Market	13,429,755	(11,566,241)	1,863,514	10,420,035	(11,049,601)	(629,566)

Vanguard® Real Estate Index	23,218	(90,605)	(67,387)	15,040	(58,196)	(43,156)

Vanguard® Short-Term Investment Grade	429,927	(425,268)	4,659	135,127	(341,535)	(206,408)

Vanguard® Small Company Growth	34,785	(79,564)	(44,779)	18,325	(74,463)	(56,138)

Vanguard® Total Bond Market Index	112,568	(227,989)	(115,421)	120,288	(307,553)	(187,265)

Vanguard® Total International Stock Market Index	154,375	(261,653)	(107,278)	198,263	(165,352)	32,911

Vanguard® Total Stock Market Index	148,727	(238,008)	(89,281)	86,622	(200,243)	(113,621)

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA S&P 500 Index Initial Class	$ 10,194,081	$ (2,891,577)	$ 7,302,504	$ 6,219,692	$ (2,703,005)	$ 3,516,687

Vanguard® Balanced	5,643,669	(19,634,518)	(13,990,849)	5,205,535	(17,776,127)	(12,570,592)

Vanguard® Capital Growth	4,419,087	(12,023,841)	(7,604,754)	4,478,430	(6,401,162)	(1,922,732)

Vanguard® Conservative Allocation	3,504,663	(6,648,657)	(3,143,994)	2,701,680	(4,879,250)	(2,177,570)

Vanguard® Diversified Value	4,179,929	(6,401,950)	(2,222,021)	2,161,684	(5,123,429)	(2,961,745)

Vanguard® Equity Income	2,439,417	(9,570,866)	(7,131,449)	3,753,667	(12,797,750)	(9,044,083)

Vanguard® Equity Index	8,347,333	(19,072,569)	(10,725,236)	6,484,745	(20,552,241)	(14,067,496)

Vanguard® Global Bond Index	613,870	(2,628,583)	(2,014,713)	517,831	(1,452,390)	(934,559)

Vanguard® Growth	12,367,998	(15,797,279)	(3,429,281)	10,954,580	(10,635,012)	319,568

Vanguard® High Yield Bond	1,479,827	(3,110,384)	(1,630,557)	1,465,801	(3,496,967)	(2,031,166)

Vanguard® International	2,526,377	(15,246,144)	(12,719,767)	4,178,151	(8,789,608)	(4,611,457)

Vanguard® Mid-Cap Index	4,204,610	(9,231,154)	(5,026,544)	2,985,429	(9,487,603)	(6,502,174)

Vanguard® Moderate Allocation	3,211,035	(12,678,224)	(9,467,189)	7,134,658	(3,640,337)	3,494,321

Vanguard® Money Market	28,934,638	(24,888,867)	4,045,771	21,361,055	(22,752,815)	(1,391,760)

Vanguard® Real Estate Index	1,824,386	(7,342,684)	(5,518,298)	1,135,204	(4,313,321)	(3,178,117)

Vanguard® Short-Term Investment Grade	9,302,717	(9,231,535)	71,182	2,777,063	(7,001,313)	(4,224,250)

Vanguard® Small Company Growth	4,834,020	(11,040,114)	(6,206,094)	2,181,491	(8,928,836)	(6,747,345)

Vanguard® Total Bond Market Index	4,553,975	(9,178,892)	(4,624,917)	4,666,002	(11,875,511)	(7,209,509)

Vanguard® Total International Stock Market Index	4,074,343	(6,911,294)	(2,836,951)	4,660,252	(3,851,157)	809,095

Vanguard® Total Stock Market Index	12,270,988	(19,914,294)	(7,643,306)	5,648,044	(13,294,400)	(7,646,356)

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA S&P 500 Index Initial Class
12/31/2024		1,011,738	$14.68	to	$14.68	$14,853,406	1.12%	0.27%	to	0.27%	24.48%	to	24.48%
12/31/2023		449,746	11.79	to	11.79	5,304,063	1.75	0.27	to	0.27	25.75	to	25.75
12/31/2022	(1)	123,063	9.38	to	9.38	1,154,141	1.11	0.27	to	0.27	-	to	-
Vanguard® Balanced
12/31/2024		842,779	179.43	to	179.43	151,223,923	2.32	0.27	to	0.27	14.49	to	14.49
12/31/2023		925,509	156.72	to	156.72	145,049,663	2.08	0.27	to	0.27	14.02	to	14.02
12/31/2022		1,011,389	137.45	to	137.45	139,020,340	1.96	0.27	to	0.27	(14.53)	to	(14.53)
12/31/2021		1,105,098	160.83	to	160.83	177,729,852	1.80	0.27	to	0.27	18.70	to	18.70
12/31/2020		1,190,560	135.50	to	135.50	161,315,889	2.70	0.27	to	0.27	10.38	to	10.38
Vanguard® Capital Growth
12/31/2024		733,889	121.42	to	121.42	89,106,294	1.11	0.27	to	0.27	13.10	to	13.10
12/31/2023		799,905	107.35	to	107.35	85,869,932	1.06	0.27	to	0.27	27.64	to	27.64
12/31/2022		822,220	84.11	to	84.11	69,152,957	0.87	0.27	to	0.27	(15.71)	to	(15.71)
12/31/2021		834,696	99.78	to	99.78	83,288,836	0.94	0.27	to	0.27	21.21	to	21.21
12/31/2020		855,947	82.32	to	82.32	70,461,635	1.47	0.27	to	0.27	17.16	to	17.16
Vanguard® Conservative Allocation
12/31/2024		723,258	40.48	to	40.48	29,276,153	2.78	0.27	to	0.27	7.20	to	7.20
12/31/2023		801,900	37.76	to	37.76	30,279,587	1.98	0.27	to	0.27	12.21	to	12.21
12/31/2022		863,704	33.65	to	33.65	29,065,405	2.59	0.27	to	0.27	(15.13)	to	(15.13)
12/31/2021		1,043,521	39.65	to	39.65	41,374,567	1.49	0.27	to	0.27	5.70	to	5.70
12/31/2020		1,141,787	37.51	to	37.51	42,828,234	2.23	0.27	to	0.27	11.43	to	11.43
Vanguard® Diversified Value
12/31/2024		521,929	71.18	to	71.18	37,148,498	1.54	0.27	to	0.27	14.58	to	14.58
12/31/2023		554,056	62.12	to	62.12	34,418,406	1.43	0.27	to	0.27	19.80	to	19.80
12/31/2022		607,088	51.85	to	51.85	31,479,097	1.16	0.27	to	0.27	(11.73)	to	(11.73)
12/31/2021		631,242	58.74	to	58.74	37,079,761	1.09	0.27	to	0.27	30.11	to	30.11
12/31/2020		608,227	45.15	to	45.15	27,458,843	2.77	0.27	to	0.27	11.48	to	11.48
Vanguard® Equity Income
12/31/2024		403,621	175.82	to	175.82	70,963,627	2.93	0.27	to	0.27	14.81	to	14.81
12/31/2023		446,365	153.14	to	153.14	68,356,199	2.76	0.27	to	0.27	7.81	to	7.81
12/31/2022		510,243	142.05	to	142.05	72,479,592	2.54	0.27	to	0.27	(0.93)	to	(0.93)
12/31/2021		486,087	143.38	to	143.38	69,695,471	1.95	0.27	to	0.27	24.99	to	24.99
12/31/2020		516,280	114.71	to	114.71	59,224,741	2.91	0.27	to	0.27	2.97	to	2.97
Vanguard® Equity Index
12/31/2024		836,520	261.64	to	261.64	218,864,996	1.29	0.27	to	0.27	24.50	to	24.50
12/31/2023		882,128	210.15	to	210.15	185,376,374	1.42	0.27	to	0.27	25.78	to	25.78
12/31/2022		954,086	167.08	to	167.08	159,409,086	1.35	0.27	to	0.27	(18.45)	to	(18.45)
12/31/2021		984,590	204.88	to	204.88	201,721,858	1.24	0.27	to	0.27	28.20	to	28.20
12/31/2020		1,029,803	159.81	to	159.81	164,570,918	1.70	0.27	to	0.27	17.88	to	17.88
Vanguard® Global Bond Index
12/31/2024		484,541	21.14	to	21.14	10,245,063	3.01	0.27	to	0.27	1.76	to	1.76
12/31/2023		580,676	20.78	to	20.78	12,065,766	1.92	0.27	to	0.27	6.23	to	6.23
12/31/2022		628,232	19.56	to	19.56	12,288,191	2.87	0.27	to	0.27	(13.36)	to	(13.36)
12/31/2021		708,340	22.58	to	22.58	15,991,812	1.78	0.27	to	0.27	(2.10)	to	(2.10)
12/31/2020		697,731	23.06	to	23.06	16,090,989	1.49	0.27	to	0.27	6.38	to	6.38

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard® Growth
12/31/2024	634,760	$151.04	to	$151.04	$95,875,896	0.28%	0.27%	to	0.27%	32.77%	to	32.77%
12/31/2023	658,260	113.76	to	113.76	74,883,238	0.23	0.27	to	0.27	39.76	to	39.76
12/31/2022	650,536	81.40	to	81.40	52,951,545	-	0.27	to	0.27	(33.54)	to	(33.54)
12/31/2021	692,363	122.48	to	122.48	84,803,094	0.03	0.27	to	0.27	17.54	to	17.54
12/31/2020	766,901	104.20	to	104.20	79,913,162	0.34	0.27	to	0.27	42.71	to	42.71
Vanguard® High Yield Bond
12/31/2024	578,326	44.56	to	44.56	25,769,781	5.64	0.27	to	0.27	6.16	to	6.16
12/31/2023	616,263	41.97	to	41.97	25,866,947	5.00	0.27	to	0.27	11.37	to	11.37
12/31/2022	667,908	37.69	to	37.69	25,173,412	5.02	0.27	to	0.27	(9.61)	to	(9.61)
12/31/2021	738,216	41.70	to	41.70	30,780,278	4.40	0.27	to	0.27	3.40	to	3.40
12/31/2020	839,119	40.32	to	40.32	33,837,296	5.63	0.27	to	0.27	5.39	to	5.39
Vanguard® International
12/31/2024	932,173	80.87	to	80.87	75,386,883	1.26	0.27	to	0.27	8.72	to	8.72
12/31/2023	1,091,806	74.39	to	74.39	81,217,924	1.53	0.27	to	0.27	14.35	to	14.35
12/31/2022	1,158,770	65.06	to	65.06	75,384,967	1.35	0.27	to	0.27	(30.31)	to	(30.31)
12/31/2021	1,246,165	93.35	to	93.35	116,328,421	0.28	0.27	to	0.27	(1.81)	to	(1.81)
12/31/2020	1,339,678	95.07	to	95.07	127,359,267	1.22	0.27	to	0.27	57.16	to	57.16
Vanguard® Mid-Cap Index
12/31/2024	545,858	112.54	to	112.54	61,431,734	1.40	0.27	to	0.27	14.76	to	14.76
12/31/2023	593,907	98.06	to	98.06	58,241,066	1.46	0.27	to	0.27	15.52	to	15.52
12/31/2022	667,629	84.89	to	84.89	56,675,166	1.13	0.27	to	0.27	(19.04)	to	(19.04)
12/31/2021	695,738	104.85	to	104.85	72,950,342	1.09	0.27	to	0.27	24.02	to	24.02
12/31/2020	726,169	84.54	to	84.54	61,393,811	1.52	0.27	to	0.27	17.75	to	17.75
Vanguard® Moderate Allocation
12/31/2024	711,925	51.04	to	51.04	36,339,014	2.52	0.27	to	0.27	10.02	to	10.02
12/31/2023	903,619	46.39	to	46.39	41,921,528	1.95	0.27	to	0.27	15.24	to	15.24
12/31/2022	825,223	40.26	to	40.26	33,221,962	2.42	0.27	to	0.27	(16.15)	to	(16.15)
12/31/2021	850,906	48.01	to	48.01	40,855,872	1.49	0.27	to	0.27	9.78	to	9.78
12/31/2020	934,652	43.74	to	43.74	40,879,962	2.45	0.27	to	0.27	13.46	to	13.46
Vanguard® Money Market
12/31/2024	35,311,405	2.21	to	2.21	77,990,499	5.07	0.27	to	0.27	4.91	to	4.91
12/31/2023	33,447,891	2.11	to	2.11	70,417,879	4.94	0.27	to	0.27	4.77	to	4.77
12/31/2022	34,077,457	2.01	to	2.01	68,475,514	1.51	0.27	to	0.27	1.24	to	1.24
12/31/2021	32,097,830	1.98	to	1.98	63,709,988	0.01	0.27	to	0.27	(0.25)	to	(0.25)
12/31/2020	41,932,062	1.99	to	1.99	83,440,779	0.49	0.27	to	0.27	0.25	to	0.25
Vanguard® Real Estate Index
12/31/2024	337,752	84.63	to	84.63	28,584,127	3.31	0.27	to	0.27	4.46	to	4.46
12/31/2023	405,139	81.02	to	81.02	32,823,499	2.52	0.27	to	0.27	11.40	to	11.40
12/31/2022	448,295	72.73	to	72.73	32,603,739	1.91	0.27	to	0.27	(26.49)	to	(26.49)
12/31/2021	466,499	98.94	to	98.94	46,156,810	1.96	0.27	to	0.27	39.83	to	39.83
12/31/2020	479,621	70.76	to	70.76	33,938,164	2.64	0.27	to	0.27	(5.11)	to	(5.11)
Vanguard® Short-Term Investment Grade
12/31/2024	2,421,596	22.29	to	22.29	53,982,705	3.46	0.27	to	0.27	4.61	to	4.61
12/31/2023	2,416,937	21.31	to	21.31	51,505,260	2.15	0.27	to	0.27	5.87	to	5.87
12/31/2022	2,623,345	20.13	to	20.13	52,803,017	1.69	0.27	to	0.27	(5.98)	to	(5.98)
12/31/2021	2,868,190	21.41	to	21.41	61,400,463	2.11	0.27	to	0.27	(0.72)	to	(0.72)
12/31/2020	3,090,700	21.56	to	21.56	66,644,587	2.50	0.27	to	0.27	5.21	to	5.21
Vanguard® Small Company Growth
12/31/2024	455,440	145.17	to	145.17	66,114,201	0.55	0.27	to	0.27	11.08	to	11.08
12/31/2023	500,219	130.69	to	130.69	65,372,530	0.42	0.27	to	0.27	19.32	to	19.32
12/31/2022	556,357	109.52	to	109.52	60,933,802	0.27	0.27	to	0.27	(25.55)	to	(25.55)
12/31/2021	590,061	147.12	to	147.12	86,806,956	0.38	0.27	to	0.27	13.91	to	13.91
12/31/2020	610,711	129.15	to	129.15	78,873,988	0.67	0.27	to	0.27	22.85	to	22.85

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Vanguard® Total Bond Market Index
12/31/2024	1,889,731	$40.58	to	$40.58	$76,676,228	2.81%	0.27%	to	0.27%	0.97%	to	0.97%
12/31/2023	2,005,152	40.19	to	40.19	80,579,219	2.45	0.27	to	0.27	5.29	to	5.29
12/31/2022	2,192,417	38.17	to	38.17	83,675,086	2.05	0.27	to	0.27	(13.45)	to	(13.45)
12/31/2021	2,294,096	44.10	to	44.10	101,158,452	2.09	0.27	to	0.27	(1.98)	to	(1.98)
12/31/2020	2,497,123	44.99	to	44.99	112,337,229	2.38	0.27	to	0.27	7.29	to	7.29
Vanguard® Total International Stock Market Index
12/31/2024	756,259	26.47	to	26.47	20,016,499	3.10	0.27	to	0.27	4.77	to	4.77
12/31/2023	863,537	25.26	to	25.26	21,815,103	2.85	0.27	to	0.27	15.23	to	15.23
12/31/2022	830,626	21.92	to	21.92	18,209,951	3.55	0.27	to	0.27	(16.24)	to	(16.24)
12/31/2021	877,916	26.17	to	26.17	22,978,275	1.62	0.27	to	0.27	8.24	to	8.24
12/31/2020	641,404	24.18	to	24.18	15,510,428	2.18	0.27	to	0.27	10.88	to	10.88
Vanguard® Total Stock Market Index
12/31/2024	2,031,205	91.08	to	91.08	184,992,329	1.23	0.27	to	0.27	23.38	to	23.38
12/31/2023	2,120,486	73.82	to	73.82	156,530,583	1.15	0.27	to	0.27	25.61	to	25.61
12/31/2022	2,234,107	58.77	to	58.77	131,291,194	1.36	0.27	to	0.27	(19.81)	to	(19.81)
12/31/2021	2,326,439	73.28	to	73.28	170,487,138	1.19	0.27	to	0.27	25.30	to	25.30
12/31/2020	2,379,621	58.49	to	58.49	139,174,582	1.60	0.27	to	0.27	20.23	to	20.23

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.10% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $25, proportionately from the subaccounts’ unit values. An annual charge of 0.17% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2024

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TFLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.